SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings
Property and equipment
Estimated useful life (in years)	30 years
Machinery | Minimum
Property and equipment
Estimated useful life (in years)	10 years
Machinery | Maximum
Property and equipment
Estimated useful life (in years)	20 years
Other equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Other equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Furniture and office equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Furniture and office equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Vehicles
Property and equipment
Estimated useful life (in years)	5 years